Consolidated Statements of Stockholder's Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
BALANCE, at Dec. 31, 2012	$ 2,908,515	$ 1,317		$ 3,489,018	$ (27,825)	$ (553,995)
Balance, shares at Dec. 31, 2012		131,725,128
Net income/ (loss)	63,323					63,323
Issuance of non-vested shares, shares		150,000
Issuance of non-vested shares, value		$ 2		(2)
Amortization of stock based compensation	3,634			3,634
Other comprehensive income/ (loss)	4,371				4,371
BALANCE, at Dec. 31, 2013	2,979,843	$ 1,319		3,492,650	(23,454)	(490,672)
Balance, shares at Dec. 31, 2013		131,875,128
Net income/ (loss)	259,803					259,803
Issuance of non-vested shares, shares		157,500
Issuance of non-vested shares, value		$ 1		(1)
Cancellation of previously issued vested shares		(15,450)
Amortization of stock based compensation	3,576			3,576
Establishment costs for issuance of subsidiaries shares	(1,268)			(1,268)
Dividends declared and paid	(75,194)					(75,194)
Other comprehensive income/ (loss)	(484)				(484)
BALANCE, at Dec. 31, 2014	3,166,276	$ 1,320		3,494,957	(23,938)	(306,063)
Balance, shares at Dec. 31, 2014		132,017,178
Net income/ (loss)	80,014					80,014
Issuance of non-vested shares, shares		300,000
Issuance of non-vested shares, value		$ 3		(3)
Issuance of common stock, value	193,983	$ 286		193,697
Issuance of common stock, shares		28,571,428
Treasury stock, value (Note 3)	(120,000)		$ (222)	(119,778)
Treasury stock, shares (Note 3)			(22,222,222)
Amortization of stock based compensation	3,676			3,676
Dividends declared and paid	(50,281)					(50,281)
Other comprehensive income/ (loss)	1,097				1,097
BALANCE, at Dec. 31, 2015	$ 3,274,765	$ 1,609	$ (222)	$ 3,572,549	$ (22,841)	$ (276,330)
Balance, shares at Dec. 31, 2015		160,888,606	(22,222,222)